Investment in equity method investees (Tables)	12 Months Ended
Dec. 31, 2022
Investment in equity method investees
Schedule of Investment in equity method investees
Investments in equity method investees as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”) (i)	200,580	205,515
Kunshan Baowei Information Technology Limited (“Kunshan Baowei”) (ii)	180,278	—
Shenzhen Tencent Puhe Limited Partnership (“Tencent Puhe”) (iii)	182,682	—
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership (“Sequoia Fashion and Technology”)	543,456	543,949
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	568,066	570,396
Guofu Life Insurance Co., Ltd (“Guofu”) (iv)	—	300,946
Zhengzhou Shan Shan(v)	488,687	—
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	161,252	157,761
Others	284,282	516,720
Less:
Impairment	(132,415)	(132,415)

Total	2,476,868	2,162,872